Organization and Principal Activities (Information of Major Subsidiaries and VIEs) (Details)	12 Months Ended
Jun. 30, 2014
Beijing Wangpin Consulting Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/Establishment	PRC
Date of Incorporations/Acquisition	May 29, 2000
Percentage of Direct Ownership	90.00%	[1]
Principal Activities	Online recruitment
Zhilian Yipin (Beijing) Technology Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/Establishment	PRC
Date of Incorporations/Acquisition	Aug. 22, 2008
Percentage of Direct Ownership	100.00%
Principal Activities	Software development and technical services
Zhilian Wangpin (Beijing) Technology Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/Establishment	PRC
Date of Incorporations/Acquisition	Feb. 17, 2006
Percentage of Direct Ownership	100.00%
Principal Activities	Software development and technical services
Wangpin Information Consulting (Shanghai) Company Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/Establishment	PRC
Date of Incorporations/Acquisition	Mar. 22, 2000
Percentage of Direct Ownership	100.00%
Principal Activities	Dormant
Nanjing Zhilian Advertising Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/Establishment	PRC
Date of Incorporations/Acquisition	Jul. 09, 2004
Percentage of Direct Ownership	100.00%
Principal Activities	Online recruitment	[2]
Changsha Lianzhi Human Resources Service Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/Establishment	PRC
Date of Incorporations/Acquisition	Jan. 23, 2006
Percentage of Direct Ownership	100.00%
Principal Activities	Online recruitment	[2]
Guangdong Zhilian Culture & Media Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/Establishment	PRC
Date of Incorporations/Acquisition	Nov. 26, 2007
Percentage of Direct Ownership	100.00%
Principal Activities	Online recruitment
Jobs DB China Investments Limited [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/Establishment	Hong Kong
Date of Incorporations/Acquisition	Jun. 20, 2014
Percentage of Direct Ownership	100.00%
Principal Activities	Investment holding	[3]
Beijing Zhilian Sanke Human Resources Service Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/Establishment	PRC
Date of Incorporations/Acquisition	Apr. 29, 1997
Percentage of Direct Ownership	0.00%	[4]
Principal Activities	Online recruitment
Wuhan Zhilian Rencai Advertising Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/Establishment	PRC
Date of Incorporations/Acquisition	Oct. 31, 2003
Percentage of Direct Ownership	0.00%	[4]
Principal Activities	Online recruitment	[2]
Shaanxi Zhilian Advertising Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/Establishment	PRC
Date of Incorporations/Acquisition	Apr. 26, 2004
Percentage of Direct Ownership	0.00%	[4]
Principal Activities	Advertising	[2]
Jinan Zhilian Wangpin Advertising Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/Establishment	PRC
Date of Incorporations/Acquisition	Oct. 14, 2004
Percentage of Direct Ownership	0.00%	[4]
Principal Activities	Advertising	[2]
Sichuan Zhilian Advertising Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/Establishment	PRC
Date of Incorporations/Acquisition	Dec. 09, 2004
Percentage of Direct Ownership	0.00%	[4]
Principal Activities	Advertising	[2]
Shenyang Zhilian Wangpin Advertising Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/Establishment	PRC
Date of Incorporations/Acquisition	Jan. 13, 2005
Percentage of Direct Ownership	0.00%	[4]
Principal Activities	Advertising
Harbin Zhilian Wangcai Advertising Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/Establishment	PRC
Date of Incorporations/Acquisition	Jan. 07, 2008
Percentage of Direct Ownership	0.00%	[4]
Principal Activities	Advertising
Shenyang Zhilian Recruitment Service Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/Establishment	PRC
Date of Incorporations/Acquisition	May 09, 2007
Percentage of Direct Ownership	0.00%	[4]
Principal Activities	Online recruitment	[2]
Qingdao Zhilian Advertising Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/Establishment	PRC
Date of Incorporations/Acquisition	Jun. 02, 2005
Percentage of Direct Ownership	0.00%	[4]
Principal Activities	Advertising	[2]
Dalian Zhilian Advertising Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/Establishment	PRC
Date of Incorporations/Acquisition	Nov. 24, 2005
Percentage of Direct Ownership	0.00%	[4]
Principal Activities	Advertising	[2]
Tianjin Zhilian Advertising Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/Establishment	PRC
Date of Incorporations/Acquisition	Dec. 31, 2005
Percentage of Direct Ownership	0.00%	[4]
Principal Activities	Advertising	[2]
Changchun Zhilian Advertising Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/Establishment	PRC
Date of Incorporations/Acquisition	Jan. 14, 2005
Percentage of Direct Ownership	0.00%	[4]
Principal Activities	Advertising	[2]
Changchun Zhilian Human Resources Service Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/Establishment	PRC
Date of Incorporations/Acquisition	May 16, 2006
Percentage of Direct Ownership	0.00%	[4]
Principal Activities	Online recruitment	[2]
Hangzhou Wangpin Advertising Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/Establishment	PRC
Date of Incorporations/Acquisition	Apr. 24, 2006
Percentage of Direct Ownership	0.00%	[4]
Principal Activities	Advertising	[2]
Fuzhou Zhilian Advertising Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/Establishment	PRC
Date of Incorporations/Acquisition	Nov. 26, 2007
Percentage of Direct Ownership	0.00%	[4]
Principal Activities	Advertising	[2]
Xiamen Zhilian Wangpin Commercial Service Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/Establishment	PRC
Date of Incorporations/Acquisition	Mar. 14, 2008
Percentage of Direct Ownership	0.00%	[4]
Principal Activities	Business services	[2]
Guangzhou Houbo Information Technology Co., Ltd ("Houbo") [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/Establishment	PRC
Date of Incorporations/Acquisition	Jun. 20, 2014
Percentage of Direct Ownership	0.00%	[4]
Principal Activities	Software development and technical services	[3]
Shenzhen Xijier Human Resources Co., Ltd ("Shenzhen Xijier") [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/Establishment	PRC
Date of Incorporations/Acquisition	Jun. 20, 2014
Percentage of Direct Ownership	0.00%	[4]
Principal Activities	Online recruitment	[3]
Dongguan Xijier Human Resources Co., Ltd [Member]
Organization and Nature of Operations [Line Items]
Place of Incorporation/Establishment	PRC
Date of Incorporations/Acquisition	Jun. 20, 2014
Percentage of Direct Ownership	0.00%	[4]
Principal Activities	Online recruitment	[3]

[1]	Beijing Wangpin is 90% owned by the Company and 10% owned by Zhilian Sanke, a variable interest entity for which the Company is the primary beneficiary (see Note 2).
[2]	The Company started to transfer the business operation of two subsidiaries of Zhilian Wangpin and 13 VIEs to Beijing Wangpin in preparation for the liquidation of the two subsidiaries and the 13 VIEs.
[3]	These entities were acquired as part of CJOL business in June 2014. See Note 16 - "BUSINESS COMBINATION UNDER COMMON CONTROL".
[4]	The Company is the primary beneficiary for these variable interest entities. Accordingly, the results of operations, financial position and cash flows of these entities have been consolidated in the Group's consolidated financial statements (see Note 2).